Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 2,485	$ 2,228
Disposals		(9)
Recognized in Income Statement	(731)	127
Recognized in Other Comprehensive Income	863	61
Recognized in Equity	8	15
Translation and Other	24	63
Ending balance	2,649	2,485
Loss carryforwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	517	497
Disposals		(10)
Recognized in Income Statement	184	22
Translation and Other		8
Ending balance	701	517
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	8,703	9,372
Recognized in Income Statement	(5,537)	(666)
Recognized in Equity	1
Translation and Other	374	(3)
Ending balance	3,541	8,703
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	161	215
Recognized in Income Statement	(1)	7
Recognized in Other Comprehensive Income	(17)	(61)
Ending balance	143	161
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	46	34
Recognized in Income Statement	63	11
Recognized in Other Comprehensive Income		1
Ending balance	109	46
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	1
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(1,171)	(1,033)
Recognized in Income Statement	(20)	(145)
Recognized in Other Comprehensive Income	(1)
Translation and Other	(36)	7
Ending balance	(1,228)	(1,171)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(5,139)	(5,950)
Recognized in Income Statement	4,552	643
Recognized in Other Comprehensive Income	879	119
Recognized in Equity	(1)
Translation and Other	(250)	49
Ending balance	41	(5,139)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(40)	(56)
Recognized in Income Statement	10	16
Ending balance	(30)	(40)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(804)	(849)
Recognized in Income Statement	(4)	29
Translation and Other	(17)	16
Ending balance	(825)	(804)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	211	(3)
Disposals		1
Recognized in Income Statement	22	210
Recognized in Other Comprehensive Income	2	2
Recognized in Equity	8	15
Translation and Other	(47)	(14)
Ending balance	$ 196	$ 211